Deposits (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Deposits
Non-interest-bearing demand deposits	SFr 2,062	SFr 4,091
Interest-bearing demand deposits	87,348	119,243
Savings deposits	28,116	43,896
Time deposits	92,853	79,229
Total deposits	210,379	246,459
of which due to banks	6,952	11,905
of which customer deposits	203,427	234,554
Overdrawn deposits not included in total deposits, reclassified as loans	40	55
Time Deposits, uninsured	91,274	75,123
Foreign
Deposits
Non-interest-bearing demand deposits	786	1,502
Interest-bearing demand deposits	10,004	16,295
Savings deposits	11	1,459
Time deposits	63,631	60,534
Total deposits	74,432	79,790
Switzerland
Deposits
Non-interest-bearing demand deposits	1,276	2,589
Interest-bearing demand deposits	77,344	102,948
Savings deposits	28,105	42,437
Time deposits	29,222	18,695
Total deposits	SFr 135,947	SFr 166,669